INVESTMENT IN AN AFFILIATED COMPANY (Acquisition of Stocks of FAvS) (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended						1 Months Ended
	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 Payment Guarantee [Member]	Dec. 31, 2012 Payment Guarantee [Member]	Oct. 01, 2010 Payment Guarantee [Member]	Dec. 04, 2009 Payment Guarantee [Member]	Dec. 31, 2013 First Aviation Services, Inc. [Member]	Dec. 31, 2012 First Aviation Services, Inc. [Member]	Dec. 31, 2011 First Aviation Services, Inc. [Member]	Dec. 31, 2010 First Aviation Services, Inc. [Member]	Dec. 31, 2009 First Aviation Services, Inc. [Member]	Dec. 04, 2009 First Aviation Services, Inc. [Member]	Mar. 18, 2013 First Aviation Services, Inc. [Member] API [Member]	Jun. 30, 2012 First Aviation Services, Inc. [Member] Convertible Debt [Member]	Jun. 30, 2011 First Aviation Services, Inc. [Member] Chief Executive Officer [Member]	Mar. 31, 2013 First Aviation Services, Inc. [Member] Term Loan [Member]
Business Acquisition [Line Items]
Shares of investee acquired														288,334
Investee ownership percentage									29.36%		30.30%	36.60%		37.00%
Value of preferred stocks owned														$ 750,000
Preferred stock, cash dividend rate													12.00%
Preferred stock, stock dividend rate													15.00%
Investment in affiliated company			3,300,000
Maximum guarantee						4,600,000	6,600,000	7,000,000
Amount of guarantee secured						2,300,000
Monthly amortization related to guarantee agreement					200,000
Payment for settlement	1,400,000
Shares issued																	166,113
Market price of stock									$ 6.60	$ 7.0	$ 5.45						$ 18.06
Shares issued to directors																	3,000,000
Gain from dilution of interests in affiliated company				240,000							240,000
Impairment of equity method investment										(3,300,000)		1,813,000
Loss from equity method investments		1,025,000	(3,756,000)	331,000						(456,000)
Repayments of lines of credit															15,900			4,000,000
Original amount of debt instrument																3,000,000
Exercise price of warrants issued																7,000
Purchase price															16,500
Percentage of post-exercise shareholders' equity callable by warrant																15.00%
Ownership percentage															3.00%
Write down															$ 11,500